Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		7 years
Office furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years